Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2019	₩ 41,930,381	₩ 39,177,946	₩ 2,732,463	₩ 1,731,235	₩ 10,565,353	₩ (1,116,770)	₩ (260,156)	₩ 25,525,821	₩ 2,752,435
Total comprehensive income for the year:
Profit for the year	3,498,076	3,414,595	0	0	0	0	0	3,414,595	83,481
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	(107,769)	(107,484)	0	0	0	0	(107,484)	0	(285)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	90,298	90,298	0	0	0	0	90,298	0	0
Equity in other comprehensive loss of associates	(3,328)	(3,328)	0	0	0	0	(3,328)	0	0
Foreign currency translation adjustments for foreign operations	(161,365)	(159,596)	0	0	0	0	(159,596)	0	(1,769)
Net change in unrealized fair value of cash flow hedges	(14,460)	(14,460)	0	0	0	0	(14,460)	0	0
Other comprehensive income of separate account	3,884	3,884	0	0	0	0	3,884	0	0
Remeasurements of defined benefit liabilities (assets)	15,812	15,752	0	0	0	0	15,752	0	60
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	3,084	3,084	0	0	0	0	3,084	0	0
Total other comprehensive loss	(173,844)	(171,850)	0	0	0	0	(171,850)	0	(1,994)
Total comprehensive income (Loss)	3,324,232	3,242,745	0	0	0	0	(171,850)	3,414,595	81,487
Other changes in equity:
Dividends	(883,929)	(883,929)	0	0	0	0	0	(883,929)	0
Dividends to hybrid bonds	(85,327)	(85,327)	0	0	0	0	0	(85,327)	0
Issuance of hybrid bonds	448,699	448,699	0	448,699	0	0	0	0	0
Paid in capital increase	1,434,952	1,434,952	237,178	0	1,197,774	0	0	0	0
Acquisition of treasury stock (Note 29)	(150,467)	(150,467)	0	0	0	(150,467)	0	0	0
Disposal of treasury stock (Note 29)	451,809	451,809	0	0	0	451,809	0	0	0
Retirement of treasury stock (Note 29)	(25)	(25)	0	0	0	150,000	0	(150,025)	0
Change in other capital adjustments	433,164	433,164	0	0	471,812	(22,507)	0	(16,141)	0
Change in other non-controlling interests	(546,631)	0	0	0	0	0	0	0	(546,631)
Other changes in equity	1,102,245	1,648,876	237,178	448,699	1,669,586	428,835	0	(1,135,422)	(546,631)
Reclassification of OCI retained earnings	0	0	0	0	0	0	27,825	(27,825)	0
Ending Balance at Dec. 31, 2020	46,356,858	44,069,567	2,969,641	2,179,934	12,234,939	(687,935)	(404,181)	27,777,169	2,287,291
Total comprehensive income for the year:
Profit for the year	4,112,628	4,019,254	0	0	0	0	0	4,019,254	93,374
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	(873,651)	(871,104)	0	0	0	0	(871,104)	0	(2,547)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	(20,098)	(20,098)	0	0	0	0	(20,098)	0	0
Equity in other comprehensive loss of associates	2,746	2,746	0	0	0	0	2,746	0	0
Foreign currency translation adjustments for foreign operations	252,308	251,842	0	0	0	0	251,842	0	466
Net change in unrealized fair value of cash flow hedges	21,700	21,700	0	0	0	0	21,700	0	0
Other comprehensive income of separate account	(41,273)	(41,273)	0	0	0	0	(41,273)	0	0
Remeasurements of defined benefit liabilities (assets)	43,277	42,656	0	0	0	0	42,656	0	621
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(2,798)	(2,798)	0	0	0	0	(2,798)	0	0
Total other comprehensive loss	(617,789)	(616,329)	0	0	0	0	(616,329)	0	(1,460)
Total comprehensive income (Loss)	3,494,839	3,402,925	0	0	0	0	(616,329)	4,019,254	91,914
Other changes in equity:
Dividends	(803,838)	(803,838)	0	0	0	0	0	(803,838)	0
Interim dividends	(299,082)	(299,082)	0	0	0	0	0	(299,082)	0
Dividends to hybrid bonds	(116,388)	(116,388)	0	0	0	0	0	(116,388)	0
Issuance of hybrid bonds	1,154,597	1,154,597	0	1,154,597	0	0	0	0	0
Acquisition of treasury stock (Note 29)	(79)	(79)	0	0	0	(79)	0	0	0
Disposal of treasury stock (Note 29)	23,589	23,589	0	0	0	23,589	0	0	0
Change in other capital adjustments	(350)	(350)	0	0	(105)	(4)	0	(241)	0
Change in other non-controlling interests	(271,724)	(139,791)	0	0	(139,791)	0	0	0	(131,933)
Other changes in equity	(313,275)	(181,342)	0	1,154,597	(139,896)	23,506	0	(1,219,549)	(131,933)
Reclassification of OCI retained earnings	0	0	0	0	0	0	35,574	(35,574)	0
Ending Balance at Dec. 31, 2021	49,538,422	47,291,150	2,969,641	3,334,531	12,095,043	(664,429)	(984,936)	30,541,300	2,247,272
Total comprehensive income for the year:
Profit for the year	4,732,163	4,642,292	0	0	0	0	0	4,642,292	89,871
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	(2,440,445)	(2,436,859)	0	0	0	0	(2,436,859)	0	(3,586)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	(220,097)	(220,097)	0	0	0	0	(220,097)	0	0
Equity in other comprehensive loss of associates	(15,763)	(15,763)	0	0	0	0	(15,763)	0	0
Foreign currency translation adjustments for foreign operations	14,732	12,936	0	0	0	0	12,936	0	1,796
Net change in unrealized fair value of cash flow hedges	(70,494)	(70,494)	0	0	0	0	(70,494)	0	0
Other comprehensive income of separate account	(113,207)	(113,207)	0	0	0	0	(113,207)	0	0
Remeasurements of defined benefit liabilities (assets)	251,991	251,131	0	0	0	0	251,131	0	860
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(4,749)	(4,749)	0	0	0	0	(4,749)	0	0
Total other comprehensive loss	(2,598,032)	(2,597,102)	0	0	0	0	(2,597,102)	0	(930)
Total comprehensive income (Loss)	2,134,131	2,045,190	0	0	0	0	(2,597,102)	4,642,292	88,941
Other changes in equity:
Dividends	(747,705)	(747,705)	0	0	0	0	0	(747,705)	0
Interim dividends	(637,598)	(637,598)	0	0	0	0	0	(637,598)	0
Dividends to hybrid bonds	(156,277)	(156,277)	0	0	0	0	0	(156,277)	0
Issuance of hybrid bonds	997,120	997,120	0	997,120	0	0	0	0	0
Repayment of hybrid bonds	(135,000)	(135,000)	0	(134,683)	0	(317)	0	0	0
Acquisition of treasury stock (Note 29)	(300,000)	(300,000)	0	0	0	(300,000)	0	0	0
Retirement of treasury stock (Note 29)	(61)	(61)	0	0	0	300,000	0	(300,061)	0
Change in other capital adjustments	(3,904)	(3,904)	0	0	0	(3,904)	0	0	0
Change in other non-controlling interests	441,294	85,791	0	0	0	85,791	0	0	355,503
Other changes in equity	(542,131)	(897,634)	0	862,437	0	81,570	0	(1,841,641)	355,503
Reclassification of OCI retained earnings	0	0	0	0	0	0	(682)	682	0
Ending Balance at Dec. 31, 2022	₩ 51,130,422	₩ 48,438,706	₩ 2,969,641	₩ 4,196,968	₩ 12,095,043	₩ (582,859)	₩ (3,582,720)	₩ 33,342,633	₩ 2,691,716